Revenue Recognition - Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction (Details) $ in Thousands	Dec. 31, 2023 USD ($)
Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 21,057
Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	14,814
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	3,321
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2024-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	10,789
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	5,012
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2025-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	2,673
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	5,853
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2026-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	798
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	4,127
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2027-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	394
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	1,956
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2028-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	160
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Deferred revenue: enhanced warranties
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	788
Revenue, Remaining Performance Obligation, Expected Timing of Satisfaction, Start Date [Axis]: 2029-01-01 | Deferred revenue: other services
Deferred Revenue Arrangement [Line Items]
Revenue, remaining performance obligation, amount	$ 0